UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         August 10, 2011.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   46
Form 13F Information Table Value Total:   $108,311

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       338    10756 SH      SOLE                             10756
Amgen Incorporated	   COM               031162100       495     8489 SH      SOLE                              8489
Array Biopharma Inc        COM               04269X105        51    22554 SH      SOLE                             22554
BHP Billiton Ltd ADR f     Sponsored ADR     088606108       208     2200 SH      SOLE                              2200
Caterpillar Inc            COM               149123101       212     1991 SH      SOLE                              1991
Chevron Corporation        COM               166764100       699     6797 SH      SOLE                              6797
Citigroup Inc New          COM               172967424       302     7252 SH      SOLE                              7252
Cobiz Financial Inc        COM               190897108       419    64047 SH      SOLE                             64047
Coca Cola Company          COM               191216100       711    10570 SH      SOLE                             10570
Disney Walt Company        COM               254687106       380     9735 SH      SOLE                              9735
EMC Corp Mass              COM               268648102      2148    77982 SH      SOLE                             77982
Exxon Mobile Corporation   COM               30231G102      1394    17130 SH      SOLE                             17130
General Electric Company   COM               369604103       937    49664 SH      SOLE                             49664
Grainger W W Inc           COM               384802104       593     3861 SH      SOLE                              3861
Hospitality Pptys Trust    COM               44106M102       243    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       830     4837 SH      SOLE                              4837
Ishares Gold Trust         GOLD ETF          464285105      1664   112287 SH      SOLE                            112287
Ishares MSCI Cda Idx Fd    EQUITY ETF        464286509      3948   124671 SH      SOLE                            124671
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234      4514    94826 SH      SOLE                             94826
Ishares MSCI Grmny Idx     EQUITY ETF        464286806      7795   289894 SH      SOLE                            289894
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      3204    50812 SH      SOLE                             50812
Ishares MSCI Sweden Idx    Equity ETF        464286756      3721   117090 SH      SOLE                            117090
Ishares S&P N Amer Tech    EQUITY ETF        464287515      4281    67579 SH      SOLE                             67579
Ishares Silver Trust       SILVER ETF        46428Q109       290     8570 SH      SOLE                              8570
Ishares Tr Barclays Fund   BOND ETF          464287226      1508    14133 SH      SOLE                             14133
Ishares Tr Barclays Tips   BOND ETF          464287176       901     8141 SH      SOLE                              8141
Ishares Tr Cohen & Steer   REIT ETF          464287564      4029    55562 SH      SOLE                             55562
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465      3539    58854 SH      SOLE                             58854
Ishares Tr Russell 2000    EQUITY ETF        464287655      2207    26649 SH      SOLE                             26649
Ishares Trust S&P 500      EQUITY ETF        464287200       351     2654 SH      SOLE                              2654
Johnson & Johnson          COM               478160104       207     3115 SH      SOLE                              3115
Level 3 Communications     COM               52729N100        44    17920 SH      SOLE                             17920
Pepsico Incorporated       COM               713448108       254     3604 SH      SOLE                              3604
Pfizer Incorporated        COM               717081103       241    11686 SH      SOLE                             11686
Piedmont Office Rlty Tr    COM               720190206      1160    56896 SH      SOLE                             56896
Praxair Inc                COM               74005P104       542     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     22091   167397 SH      SOLE                            167397
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308     11971   383314 SH      SOLE                            383314
Senesco Tech Inc New       COM               817208408        30   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      5485    37569 SH      SOLE                             37569
VF Corporation             COM               918204108       284     2613 SH      SOLE                              2613
Vanguard Health Care       EQUITY ETF        92204A504     12452   194104 SH      SOLE                            194104
Vanguard Large Cap         EQUITY ETF        922908637       216     3567 SH      SOLE                              3567
Vanguard Emerging Market   EQUITY ETF        922042858       205     4225 SH      SOLE                              4225
Vanguard Small Cap         EQUITY ETF        922908751       632     8100 SH      SOLE                              8100
Vanguard Total World       EQUITY ETF        922042742       605    12054 SH      SOLE                             12054

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